As filed with the Securities and Exchange Commission on August 21, 1998.

                                                                      File Nos.
                                                                        2-55029
                                                                       811-2605

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  31                           (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  23                                          (X)

                               FRANKLIN MONEY FUND
               (Exact Name of Registrant as Specified in Charter)

             777 MARINERS ISLAND BLVD., SAN MATEO, CALIFORNIA 94404
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000

        HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA. 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately  upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[x] on November 1, 1998 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Money Market Portfolios (the Master Fund) has executed this registration statement.


Title of Securities being registered:
Franklin Money Fund - Common Stock




                               FRANKLIN MONEY FUND
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                 PART A: INFORMATION REQUIRED IN THE PROSPECTUS

N-1A                                         LOCATION IN
ITEM NO.     ITEM                            REGISTRATION STATEMENT
1.          Cover Page                       Cover Page

2.          Synopsis                         "Expense Summary"

3.          Condensed Financial Information  "Financial Highlights"

4.          General Description of           "How Is the Fund Organized?"; "How
            Registrant                       Does the Fund Invest Its Assets?";
                                             "What Are Risks of Investing in the
                                             Fund?"

5.          Management of the Fund           "Who Administers the Fund?"

5A.         Management's Discussion of       Not Applicable
            Fund Performance

6.          Capital Stock and Other          "How Is the Fund Organized?";
            Securities                       "Services to Help You Manage Your
                                             Account"; "What Distributions Might
                                             I Receive From the Fund?"; "How
                                             Taxation Affects the Fund and Its
                                             Shareholders"; "What if I Have
                                             Questions About My Account?"

7.          Purchase of Securities Being     "How Do I Buy Shares?"; "May I
            Offered                          Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Administers the Fund?"; "Useful
                                             Terms and Definitions"

8.          Redemption or Repurchase         "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "Useful Terms and
                                             Definitions"

9.          Pending Legal Proceedings        Not Applicable




                               FRANKLIN MONEY FUND
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

10.         Cover Page                       Cover Page

11.         Table of Contents                "Table of Contents"

12.         General Information and History  Not Applicable

13.         Investment Objectives and        "How Does the Fund Invest Its
            Policies                         Assets?"; "What Are the Risks of
                                             Investing in the Fund?";
                                             "Investment Restrictions"

14.         Management of the Fund           "Officers and Directors"

15.         Control Persons and Principal    "Officers and Directors";
            Holders of Securities            "Investment Management and Other
                                             Services"; "Miscellaneous
                                             Information"

16.         Investment Advisory and Other    "Investment Management and Other
            Services                         Services"; "The Fund's Underwriter"

17.         Brokerage Allocation             "How Does the Fund Buy Securities
                                             for Its Portfolio?"

18.         Capital Stock and Other          Not Applicable
            Securities

19.         Purchase, Redemption and         "How Do I Buy, Sell and Exchange
            Pricing of Securities Being      Shares?"; "How Are Fund Shares
            Offered                          Valued?"; "Financial Statements"

20.         Tax Status                       "Additional Information on
                                             Distributions and Taxes"

21.         Underwriters                     "The Fund's Underwriter"

22.         Performance Data                 "How Does the Fund Measure
                                             Performance?"

23.         Financial Statements             "Financial Statements"


PROSPECTUS & APPLICATION

FRANKLIN MONEY FUND
INVESTMENT STRATEGY
INCOME


NOVEMBER 1, 1998

Please read this prospectus before investing in the fund, and keep it for future reference. It contains important information, including how the fund invests and the services available to shareholders.

To learn more about the fund and its policies, you may request a copy of the fund's Statement of Additional Information ("SAI"), dated November 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/DIAL BEN.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Unlike most funds that invest directly in securities, the fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (the "Portfolio"). The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment goal is the same as the fund's.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

FRANKLIN MONEY FUND


November 1, 1998

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS

ABOUT THE FUND


Expense Summary.........................................................
Financial Highlights....................................................
How Does the Fund Invest Its Assets?....................................
What Are the Risks of Investing in the Fund?............................
Who Administers the Fund?...............................................
How Taxation Affects the Fund and Its Shareholders......................
How Is the Fund Organized?..............................................


ABOUT YOUR ACCOUNT


How Do I Buy Shares?....................................................
May I Exchange Shares for Shares of Another Fund?.......................
How Do I Sell Shares?...................................................
What Distributions Might I Receive From the Fund?.......................
Transaction Procedures and Special Requirements.........................
Services to Help You Manage Your Account................................
What If I Have Questions About My Account?..............................


GLOSSARY


Useful Terms and Definitions............................................


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777


1-800/DIAL BEN(R)



ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1998. The fund's actual expenses may vary.


A. SHAREHOLDER TRANSACTION EXPENSES+
   Exchange Fee (per transaction)                                    $5.00*

B. ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
   Management and Administration Fees                                 0.45%**

   Other Expenses of the Fund and the Portfolio                       0.24%
   Total Fund Operating Expenses                                      0.69%**


C. EXAMPLE


    Assume the fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the fund.

    1 YEAR       3 YEARS      5 YEARS       10 YEARS
    $7           $22          $38           $86

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE shown. The fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.
**For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees of the Portfolio were 0.14% and administration fees of the fund were 0.30%. Total fund operating expenses were 0.68%.


FINANCIAL HIGHLIGHTS


This table summarizes the fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the fund's independent auditor. The audit report covering each of the most recent five years appears in the fund's Annual Report to Shareholders for the fiscal year ended June 30, 1998. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call Fund Information.



                               YEAR ENDED JUNE 30,                      YEAR ENDED NOVEMBER 30,
                              -----------------------------------------------------------------------------------------------------
                                1998       1997     1996      1995*       1994      1993      1992     1991       1990      1989
                              -----------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value,
beginning of period            $1.00      $1.00     $1.00     $1.00     $1.00      $1.00     $1.00     $1.00      $1.00     $1.00

Income from investment operations -
net investment income            .050       .048      .049      .030      .032       .023      .031      .055       .074      .084

Less distributions from net
 investment income              (.050)     (.048)    (.049)    (.030)    (.032)     (.023)    (.031)    (.055)     (.074)    (.084)
                             ------------------------------------------------------------------------------------------------------

Net asset value, end of period $1.00      $1.00     $1.00     $1.00     $1.00      $1.00     $1.00     $1.00      $1.00     $1.00
                               ====================================================================================================

Total return**                  5.10%      4.88%     4.99%     3.07%     3.28%      2.36%     3.12%     5.66%      7.64%     8.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end
 of period (in millions)      $1,722      $1,498     $1,173    $1,019    $1,124     $1,040    $1,102    $1,353    $1,579     $1,601

Ratio to average net assets:
  Expenses1                      .68%       .73%      .75%      .80%***   .91%       .80%      .79%      .74%       .73%      .74%

  Expenses excluding waiver and
  payments by affilliate1        .69%       .74%      .76%      .82%***   .93%       -         -         -          -         -

  Net investment income         4.99%      4.78%     4.86%     5.19%***  3.23%      2.32%     3.08%     5.53%      7.42%     8.38%

*For the period December 1, 1994 to June 30, 1995
**Total return is not annualized.
***Annualized
1Effective with fiscal year 1994, the expense ratio includes the fund's share of the Portfolio's allocated expenses.


HOW DOES THE FUND INVEST ITS ASSETS?


WHAT IS THE FUND'S GOAL?

The investment goal of the fund is to provide investors with as high a level of current income as is consistent with preservation of shareholders' capital, and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval. The fund also tries to maintain a stable Net Asset Value of $1 per share.

THE FUND'S INVESTMENT IN THE PORTFOLIO

The fund seeks to achieve its investment goal by investing all of its assets in the Portfolio. The Portfolio has the same investment goal as the fund. Like the fund's goal, the Portfolio's goal is fundamental, which means that it may not be changed without shareholder approval. The fund's investment policies are also substantially similar to the Portfolio's except the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. The fund buys shares of the Portfolio at Net Asset Value. An investment in the fund is an indirect investment in the Portfolio.

It is possible that the fund may have to withdraw its investment in the Portfolio and subsequently invest in another open-end management investment company with the same investment goal and policies. This could happen if the Portfolio changes it's investment goal or if the Board, at any time, considers it in the fund's best interest to withdraw the fund's investment from the Portfolio.

The fund's structure, where it invests all of its assets in the Portfolio, is sometimes called a "Master/Feeder" structure. You will find more detailed information about this fund structure and potential risks associated with it in the SAI.

WHAT KINDS OF SECURITIES DOES THE PORTFOLIO BUY?

The Portfolio seeks to achieve its investment goal by investing in high-quality, short-term money market securities. The portfolio invests in high-quality money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Because the Portfolio limits its investments to high-quality securities, it will generally earn lower yields than a portfolio with lower quality securities that are subject to greater risk. Accordingly, the yield to shareholders in the Portfolio, and thus the fund, will likely be lower.

QUALITY, MATURITY AND DIVERSIFICATION STANDARDS. The Portfolio, like all money funds, follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help reduce a money fund's risks so that it is more likely to keep its share price at $1.

 o The fund only buys securities that Advisers determines present minimal credit risks and that are rated in one of the top two short-term rating categories or that are comparable unrated securities in Advisers' opinion.

 o The Portfolio only buys securities with remaining maturities of 397 calendar days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less.


 o Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities.


More information about the Portfolio's diversification policies, and details of the credit quality ratings are included in the SAI.

U.S. GOVERNMENT SECURITIES include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government. Some of these securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal National Mortgage Association, are supported only by the credit of the instrumentality.

BANK OBLIGATIONS, or instruments secured by bank obligations, include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances. The Portfolio will invest in these obligations or instruments issued by banks and savings institutions with assets of at least $1 billion. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. The Portfolio may not invest more than 10% of its assets in time deposits with more than seven days to maturity.


The Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Portfolio may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.


COMMERCIAL   PAPER  typically   refers  to  short-term   obligations  of  banks,
corporations and other borrowers with maturities of up to 270 days. The Portfolio may invest in domestic or foreign commercial paper.

CORPORATE OBLIGATIONS may include fixed, floating and variable rate bonds, debentures or notes.

WHAT ARE SOME OF THE PORTFOLIO'S OTHER INVESTMENT STRATEGIES AND PRACTICES?

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Portfolio assumes the risk that the value of the security at delivery may be more or less than the purchase price.

REPURCHASE AGREEMENTS. The Portfolio will generally have a portion of its assets in cash or cash equivalents. To earn income on this portion of its assets, the
Portfolio may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the Portfolio agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Portfolio's custodian securities with an initial value of at least 102% of the dollar amount invested by the Portfolio in each repurchase agreement.

PORTFOLIO TRADING. The Portfolio may actively trade securities in its portfolio, without any limits, if Advisers believes that yields can be increased by doing so. Advisers considers current market conditions, cash requirements and its revised evaluations of a security when determining whether or not to hold securities until maturity. The yield on some securities held by the Portfolio may decline if the securities are sold before maturity.


ILLIQUID INVESTMENTS. The Portfolio's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Portfolio has valued them.


OTHER POLICIES AND RESTRICTIONS. The fund and the Portfolio have a number of additional investment policies and restrictions that govern their activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board or the Board of Trustees of Money Market alone. For a list of these restrictions and more information about the fund's and the Portfolio's investment policies, including those described above, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund or the Portfolio makes an investment. In most cases, the fund and the Portfolio are not required to sell a security because circumstances change and the security no longer meets one or more of the fund's or the Portfolio's policies or restrictions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Like all investments, an investment in the fund involves risk. The risks of the fund are basically the same as those of other investments in money market securities. The short duration and high credit quality of the securities in which the Portfolio, and thus the fund, invests may help reduce the risks detailed below.

There is no assurance that the fund or the Portfolio will meet its investment goal. Although the fund tries to maintain a stable share price of $1, there is no assurance that it will be able to do so.

INTEREST RATE RISK is the risk that changes in interest rates can reduce the value of a security. Generally when interest rates rise, the value of a security falls. The opposite is also true: security prices go up when interest rates fall.

INCOME RISK is the risk that the Portfolio's, and thus the fund's, income will decrease due to falling interest rates. Since the fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

CREDIT RISK is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value.

MARKET RISK is the risk that a security's value will be reduced by market activity or the results of supply and demand. This a basic risk associated with all securities, When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers, prices tend to increase.


FOREIGN SECURITIES. Investments in securities of foreign issuers, including obligations of foreign branches of U.S. and foreign banks and obligations of U.S. branches of foreign banks, involve special risks. These risks include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions that may affect the payment of principal or interest on securities held by the Portfolio. In addition, there may be less publicly available information about foreign issuers.



WHO ADMINISTERS THE FUND?


THE BOARD. The Board oversees the management of the fund and elects its officers. The officers are responsible for the fund's day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the fund and Money Market having substantially the same boards. These procedures call for an annual review of the fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures to Monitor Conflicts of Interest" and "Officers and Directors" in the SAI.

INVESTMENT MANAGER AND ADMINISTRATOR. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles
B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $236 billion in assets. Advisers is also the administrator of the fund. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the fund's Code of Ethics.

MANAGEMENT FEES. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the fund depends on the fund's proportionate share of the Portfolio's net assets.

During the fiscal year ended June 30, 1998, the fund's proportionate share of the Portfolio's management fees, before any advance waiver, totaled 0.15% of the average daily net assets of the fund. The fund's administration fees totaled 0.30%. Total operating expenses, including fees paid to Advisers before any advance waiver, were 0.69%. Under an agreement by Advisers to limit its fees, the fund paid a proportionate share of the Portfolio's management fees totaling 0.14%. The fund paid administration fees totaling 0.30%. Total expenses of the fund were 0.68%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Portfolio Buy Securities for Its Portfolio?" in the SAI for more information.

YEAR 2000 ISSUE. Like other mutual funds, the fund could be adversely affected if the computer systems used by Advisers and other service providers do not properly process date-related information on or after January 1, 2000 ("Year 2000 Issue"). The Year 2000 Issue, and in particular foreign service providers' responsiveness to the issue, could affect portfolio and operational areas including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions, and others. While there can be no assurance that the fund will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the Year 2000 Issue, including seeking reasonable assurances from the fund's other major service providers.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

TAXATION OF THE FUND. As a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January of each year that reflects the amount of ordinary dividends you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the following year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the fund's distributions will qualify for the corporate dividends-received deduction.

REDEMPTIONS AND EXCHANGES. Because the fund expects to maintain a $1.00 Net Asset Value per share, you should not have any gain or loss on the redemption or exchange of fund shares.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends that you receive from the fund will generally be subject to state and local income tax. It is anticipated that no portion of the fund's distributions will qualify for exemption from state and local income tax as dividends paid from interest earned on direct obligations of the U.S. Government. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the fund is required to withhold 31% of all taxable distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. The fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current Net Asset Value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. YOU MAY REQUEST A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK BY CONTACTING FUND INFORMATION.

HOW IS THE FUND ORGANIZED?

The fund is a no-load, diversified, open-end management investment company, commonly called a mutual fund. It was organized as a California corporation on November 7, 1975, and is registered with the SEC. Each share of the fund has one vote. All shares have equal voting, participation and liquidation rights. Shares of the fund are considered Class I shares for redemption, exchange and other purposes.

The fund has cumulative voting rights. This gives each shareholder a number of votes equal to the number of shares owned times the number of Board members to be elected. You may cast all of your votes for one candidate or distribute your votes between two or more candidates.

The fund does not intend to hold annual shareholder meetings. It may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


You may buy shares of the fund without a sales charge and write redemption drafts against your account. Redemption drafts are similar to checks and are referred to as checks in this prospectus. When you buy shares, it does not create a checking or other bank account relationship with the fund or any bank.

To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.    Read this prospectus carefully.

2.    Determine  how  much  you  would  like  to  invest.   The  fund's  minimum
      investments are:

      o To open a regular,  non-retirement  account                     $1,000
      o To open an IRA, IRA Rollover, Roth IRA, or Education IRA        $250*
      o To open a custodial account for a minor (an UGMA/UTMA account)  $100
      o To open an account with an automatic investment plan            $50**
      o To add to an account                                            $50***

      *For all other retirement accounts, there is no minimum investment requirement.
      **$25 for an Education IRA.
      ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

      For purchases by broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, the minimum initial investment is $250. The minimum initial investment is $100 for officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies.

      We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4. Make your investment using the table below.

--------------------------------------------------------------------------------
METHOD                    STEPS TO FOLLOW
--------------------------------------------------------------------------------
BY MAIL                   For an initial investment:

                             Return the application to the fund with your check, Federal Reserve draft or negotiable bank draft made payable to the fund. Instruments drawn on other investment companies may not be accepted.


                          For additional investments:

                          1. Send a check or use the deposit slips included with your monthly statement or checkbook (if you have requested one).


                          2. If you send a check, please include your account number on the check.

--------------------------------------------------------------------------------
BY WIRE                   1.  Call Shareholder Services or, if that number is
                              busy, call 1-650/312-2000 collect, to receive a wire control number. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                          2. Wire the funds to Bank of America, ABA routing number 121000358, for credit to Franklin Money Fund, A/C 1493-3-04779. Your name and wire control number must be included.

                          3. For an initial investment you must also return your signed shareholder application to the fund.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER       Call your investment representative
--------------------------------------------------------------------------------

If the fund receives your order in proper form before 3:00 p.m. Pacific time, we will credit the purchase to your account that day. Orders received after 3:00 p.m. will be credited the following business day.

Many of the fund's investments, through the Portfolio, must be paid for in federal funds, which are monies held by the fund's custodian bank on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The fund generally cannot invest money received from you until it is converted into and is available to the fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the fund on arbitrage rebate calculations.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?


Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

--------------------------------------------------------------------------------
METHOD                    STEPS TO FOLLOW
--------------------------------------------------------------------------------
BY MAIL                   1. Send us signed written instructions

                          2. Include any outstanding share certificates for
                             the shares you want to exchange

--------------------------------------------------------------------------------
BY PHONE                  Call Shareholder Services or TeleFACTS(R)


                          -If you do not want the  ability to  exchange by phone
                           to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH YOUR DEALER       Call your investment representative
--------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge.


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


 o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


 o You may only exchange shares within the SAME CLASS, except as noted below.


 o The accounts must be identically registered. You may, however, exchange shares from a fund account requiring two or more signatures into another identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."


 o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.

 o The fund you are exchanging into must be eligible for sale in your state.

 o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


 o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
   (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.


LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES


Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the fund, such as "Advisor Class" or "Class Z" shares. Because the fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the fund at Net Asset Value.

If retirement plan assets are only temporarily invested in the fund pending final allocation or investment instructions involving Class II shares, fund shares may be exchanged for Class II shares of another Franklin Templeton Fund. The time the shares are held in the fund will not count, however, towards the Contingency Period for purposes of the Contingent Deferred Sales Charge on Class II shares. This privilege is not available to retirement plan assets that were previously subject to a sales charge in another Franklin Templeton Fund.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

--------------------------------------------------------------------------------
METHOD                    STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY CHECK                  1.  You may request redemption drafts (checks) free
(Only available if there      of charge on the shareholder application or by
are no outstanding share      calling TeleFACTS(R).
certificates for your
account)

                          2. You may make checks payable to any person and in any amount of $100 or more. You will continue to earn daily income dividends until the check has cleared. Please see "More Information About Selling Your Shares By Check" below.



--------------------------------------------------------------------------------
BY MAIL                   1.  Send us signed written instructions. If you would
                              like your redemption proceeds wired to a bank account, complete the "Wire Redemption
                              Privilege" section of the shareholder
                              application and send it to us or include the following information in your instructions:


                              o The name, address and telephone number of the
                                bank where you want the proceeds sent
                              o Your bank account number
                              o The Federal Reserve ABA routing number
                              o If you are using a savings and loan or credit
                                union, the name of the corresponding bank and the account number

                          2. Include any outstanding share certificates for the shares you are selling

                          3.  Provide a signature guarantee if required

                          4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.

--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, complete the "Wire Redemption Privilege" section of the shareholder application and send it to us or send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                          Telephone requests will be accepted:

                          o If the request is $50,000 or less. Institutional
                            accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.


                          o If there are no share certificates  issued for the
                            shares you want to sell or you have already returned them to the fund


                          o Unless you are selling shares in a Trust Company
                            retirement plan account

                          o Unless the address on your account was changed
                            by phone within the last 15 days

                          - If you do not want the ability to redeem by phone to
                            apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER       Call your investment representative
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.


The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 3:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 3:00 p.m. Pacific time, the payment will be sent the second business day. You may have redemption proceeds wired to an escrow account the same day, if we receive your request in proper form before 9:00 a.m. Pacific time. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

MORE INFORMATION ABOUT SELLING YOUR SHARES BY CHECK


If you want the convenience of check access to your fund account, order your checks from the fund, free of charge, as described above. For security reasons and reasons related to check processing systems that require checks to be a certain size and printed with specific encoding formats, the fund can only accept checks ordered from the fund. The fund cannot be responsible for any check not ordered from the fund that is returned unpaid to a payee.


The checks are drawn through Bank of America NT & SA (the "Bank"). The Bank may terminate this service at any time upon notice to you.

When a check is presented for payment, we will redeem an equivalent number of shares in your account to cover the amount of the check. Your shares will be redeemed at the Net Asset Value next determined after we receive a check that does not exceed the collected balance in your account. If a check is presented for payment that exceeds the collected balance in your account, the Bank may return the check unpaid. Since you will not know the exact amount in your account on the day a check clears, you should not use a check to close your account.


You will generally not be able to convert a check drawn on your fund account into a certified or cashier's check by presenting it at the Bank. Because the fund is not a bank, we cannot assure that a stop payment order written by you will be effective. We will use our best efforts, however, to see that these orders are carried out.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.

CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the fund does not count towards the completion of any Contingency Period.


We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business the day before. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the fund's net investment income. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.


DIVIDEND OPTIONS


Dividends will automatically be reinvested each day in the form of additional shares of the fund at the Net Asset Value per share at the close of business.


If you complete the "Special Payment Instructions for Dividends" section of the shareholder application included with this prospectus, you may direct your dividends to buy the same class of shares of another Franklin Templeton Fund
(without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

You may also choose to receive dividends in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account." For Trust Company retirement plans, special forms are required to receive distributions in cash.

If you choose one of these options, the dividends reinvested and credited to your account during the month will be redeemed as of the close of business on the last business day of the month and paid as directed on the shareholder application. You may change your dividend option at any time by notifying us by mail or phone. Please allow at least seven days for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE


You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund.

HOW AND WHEN SHARES ARE PRICED

The fund is open for business each day the NYSE is open. We determine the Net Asset Value per share at 3:00 p.m. Pacific time. To calculate Net Asset Value per share, the fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o   Your name,


o   The fund's name,


o   A description of the request,

o   For exchanges, the name of the fund you are exchanging into,

o   Your account number,

o   The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association.
A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES


We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS


You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.


JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.


--------------------------------------------------------------------------------
TYPE OF ACCOUNT      DOCUMENTS REQUIRED
--------------------------------------------------------------------------------
CORPORATION          Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP          1. The pages from the partnership agreement that identify
                        the general partners, or

                     2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST                1. The pages from the trust document that identify the
                        trustees, or


                     2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.


IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE


If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN


Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement accounts or to accounts managed by the Franklin Templeton Group.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the fund. Under the plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. You may discontinue the program at any time by calling Shareholder Services.


AUTOMATIC PAYROLL DEDUCTION


You may have money transferred from your paycheck to the fund to buy additional shares. Your investments will continue automatically until you instruct the fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, call Shareholder Services. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS


You may choose to have distributions from the fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

o  obtain information about your account;

o  obtain price and performance information about any Franklin Templeton
   Fund;


o exchange shares (within the same class) between identically registered Franklin Templeton Class I and Class II accounts; and

o request duplicate statements, money fund checks, and deposit slips for Franklin Templeton accounts.

You will need the fund's code number to use TeleFACTS(R). The fund's code number is 111.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the fund will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

Special procedures have been designed for banks and other institutions that would like to open multiple accounts in the fund. Please see the SAI for more information.


AVAILABILITY OF THESE SERVICES


The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the fund may not be able to offer these services directly to you. Please contact your investment representative.


WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                               HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.       (MONDAY THROUGH FRIDAY)
Shareholder Services       1-800/632-2301      5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040      5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN      5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236)    6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services   1-800/527-2020      5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563      6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637      5:30 a.m. to 5:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the fund's administrator

BOARD - The Board of Directors of the fund

CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. The holding period for Class I begins on the first day of the month in which you buy shares. Regardless of when during the month you buy Class I shares, they will age one month on the last day of that month and each following month. The holding period for Class II begins on the day you buy your shares. For example, if you buy Class II shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



FRANKLIN MONEY FUND
STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 1998

777 MARINERS ISLAND BLVD., P.O. BOX 7777

SAN MATEO, CA 94403-7777  1-800/DIAL BEN(R)


TABLE OF CONTENTS


How Does the Fund Invest Its Assets?....................................
Investment Restrictions.................................................
Officers and Directors..................................................
Investment Management
 and Other Services.....................................................
How Does the Portfolio Buy
 Securities for Its Portfolio?..........................................
How Do I Buy, Sell and Exchange Shares?.................................
How Are Fund Shares Valued?.............................................
Additional Information on
 Distributions and Taxes................................................
The Fund's Underwriter..................................................
How Does the Fund Measure Performance?..................................
Miscellaneous Information...............................................
Financial Statements....................................................
Useful Terms and Definitions............................................
Appendices
 Summary of Procedures to Monitor Conflicts of Interest.................
 Description of Ratings.................................................


-----------------------------------------------------------------------
      When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
-----------------------------------------------------------------------


The fund is a no-load, diversified open-end management investment company. The Prospectus, dated November 1, 1998, which we may amend from time to time, contains the basic information you should know before investing in the fund. For a free copy, call 1-800/DIAL BEN.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
------------------------------------------------------------------------------
o  ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION,
   THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;


o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------

HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?

The investment goal of the fund is to provide investors with as high a level of current income as is consistent with preservation of shareholders' capital, and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval. The fund also tries to maintain a stable Net Asset Value of $1 per share. The fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (the "Portfolio"). The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment goal is the same as the fund's.

The following gives more detailed information about the Portfolio's investment policies and the types of securities that it may buy. Please read this information together with the section "How Does the Fund Invest Its Assets?" in the Prospectus.

MORE INFORMATION ABOUT THE KINDS OF SECURITIES THE PORTFOLIO BUYS


BANK OBLIGATIONS. As discussed in the Prospectus, the Portfolio may invest in certain bank obligations or instruments secured by bank obligations. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Deposits are frequently combined in larger units by an intermediate bank or other institution.


VARIABLE MASTER DEMAND NOTES. Variable master demand notes are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Portfolio, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Portfolio does not have any limit on the amount of its assets that may be invested in master demand notes and may invest only in master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Portfolio's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a master demand note, Advisers considers, among other things, the earning power, cash flow and other liquidity ratios of the issuer.

MUNICIPAL SECURITIES. The Portfolio may invest up to 10% of its assets in taxable municipal securities. Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

MORE INFORMATION ABOUT SOME OF THE PORTFOLIO'S OTHER INVESTMENT STRATEGIES AND PRACTICES

DIVERSIFICATION. The Portfolio is a diversified fund. As fundamental policies, the Portfolio may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer. The Portfolio also may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

As a money market fund, however, the Portfolio must follow certain procedures required by federal securities laws that may be more restrictive than some of the Portfolio's other policies or investment restrictions. With respect to diversification, these procedures require that the Portfolio not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Portfolio also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Portfolio.

When-Issued or Delayed-Delivery Transactions. When the Portfolio is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Portfolio will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price. Advisers will monitor the value of such securities daily to determine that the value equals or exceed the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Portfolio will enter into repurchase agreements only with parties who meet creditworthiness standards approved by Money Market's Board, I.E., banks or broker-dealers that have been determined by Advisers to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board of Trustees of Money Market and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 25% of the value of the Portfolio's total assets at the time of the most recent loan. The Portfolio, however, currently intends to limit its lending of securities to no more than 5% of it total assets. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing cash collateral in short-term interest-bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BORROWING. The Portfolio may borrow up to 5% of its total assets from banks for temporary or emergency purposes. The Portfolio will not make any new investments while any outstanding loans exceed 5% of its total assets.


OTHER LIMITATIONS. The Portfolio may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years. The Portfolio also may not invest more than 25% of its total assets in any particular industry, although it may invest more than 25% of its assets in certain domestic bank obligations. These limitations do not apply to U.S. government securities, federal agency obligations, or repurchase agreements fully collateralized by government securities. There are, however, certain tax diversification requirements that may apply to investments in repurchase agreements and other securities that are not treated as U.S. government securities under the Code.


THE FUND'S MASTER/FEEDER STRUCTURE

The fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "Master/Feeder" structure. By investing all of its assets in shares of the Portfolio, the fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee that this will happen.

If the fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of fund shareholders and will cast its votes in the same proportion as the fund's shareholders voted.

There are some risks associated with the fund's Master/Feeder structure. If other shareholders in the Portfolio sell their shares, the fund's expenses may increase. Additionally, any economies of scale the fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and fund shareholders do not approve the same change for the fund, the fund may need to withdraw its investment from the Portfolio. Likewise, if the Board considers it to be in the fund's best interest, it may withdraw the fund's investment from the Portfolio at any time. If either situation occurs, the Board will decide what action to take. Possible solutions might include investing of all of the fund's assets in another pooled investment entity with the same investment goal and policies as the fund, or hiring an investment advisor to manage the fund's investments. Either circumstance could increase the fund's expenses.

INVESTMENT RESTRICTIONS

The fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the fund or
(ii) 67% or more of the shares of the fund present at a shareholder meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy, whichever is less. The fund MAY NOT:


 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

 2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objective and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described in the Prospectus.

 3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

 4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.


 6. Purchase securities in private placements or in other transactions, for which there are legal or contractual restrictions on resale and which are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the fund would be invested in such securities or repurchase agreements, except that, to the extent this restriction is applicable, the fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the fund.

 7. Act as underwriter of securities issued by other persons except insofar as the fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

 8. Purchase the securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objective and policies as the fund.

 9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

10. Purchase securities from or sell to the fund's officers and directors, or any firm of which any officer or director is a member, as principal, or retain securities of any issuer if, to the knowledge of the fund, one or more of the fund's officers, directors, or investment advisor own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and directors together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the fund's policies, as described in the Prospectus, state otherwise, and further does not apply to the extent that the fund invests all of its assets in another registered investment company having the same investment objective and policies.

The investment restrictions of the Portfolio are substantially similar to the investment restrictions of the fund, except as necessary to reflect the policy of the fund to invest all of its assets in the shares of the Portfolio.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

OFFICERS AND DIRECTORS


The Board has the responsibility for the overall management of the fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the fund who are responsible for administering the fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the fund under the 1940 Act are indicated by an asterisk (*).

                           POSITIONS AND OFFICES      PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS      WITH THE                   DURING THE PAST FIVE
                           TRUST                      YEARS

Frank H. Abbott, III (77)
1045 Sansome Street
San Francisco, CA 94111

Director

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) and Vacu-Dry Co. (food processing).

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830

Director

Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

Robert F. Carlson (70)
2120 Lambeth Way
Carmichael, CA 95608

Director

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); former member and past Chairman of the Board, Sutter Community Hospitals, Sacramento, CA; former member, Corporate Board, Blue Shield of California; former Chief Counsel, California Department of Transportation; and director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds.

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

Director

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles B. Johnson (65)
777 Mariners Island Blvd.
San Mateo, CA 94404

Chairman of the Board and Director

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

President and Director

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (69)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014

Director

General Partner, Miller & LaHaye, which is the General Partner of Peregrine Ventures II (venture capital firm); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Digital Transmission Systems, Inc. (wireless communications); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems) and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817

Director

Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (53)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive Vice President and Director, Franklin Resources, Inc., Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (38)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin/Templeton Investor Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (49)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (59)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Edward V. McVey (61)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 28 of the investment companies in the Franklin Templeton Group of Funds.

Thomas J. Runkel (40)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President


Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.


Richard C. Stoker (61)
11615 Spring Ridge Rd.
Potomac, MD 20854

Vice President


Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Management, Inc.; and officer of five of the investment companies in the Franklin Templeton Group of Funds.


R. Martin Wiskemann (71)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President and Director, ILA Financial Services, Inc.; and officer and/or director or trustee, as the case may be, of 15 of the investment companies in the Franklin Templeton Group of Funds.

The officers and Board members of the fund are also officers and trustees of Money Market, except as follows: Richard C. Stoker and Thomas J. Runkel, Vice Presidents of the fund are not officers or trustees of Money Market. Rupert
H. Johnson, Jr., President and Director of the fund, is Vice President and Trustee of Money Market. The following trustee of Money Market is not an officer or director of the fund:

                           POSITIONS AND OFFICES      PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS      WITH THE MONEY MARKET      DURING THE PAST FIVE
                                                      YEARS

Charles E. Johnson (42)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

President and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director, Franklin Institutional Services Corporation; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of Funds.


Charles E. Johnson is considered an "interested person" of Money Market under the 1940 Act.


The tables above show the officers and Board members and the trustees of Money Market who are affiliated with Distributors and Advisers. As of June 1, 1998, nonaffiliated members of the Board are paid $800 per month plus $575 per meeting attended. Also as of June 1, 1998, nonaffiliated trustees of Money Market are no longer paid any fees. As shown above, the nonaffiliated Board members and trustees of Money Market also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The fees payable to nonaffiliated Board members by the fund are subject to reductions resulting from fee caps limiting the amount of fees payable to Board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to nonaffiliated Board members and trustees of Money Market by the fund, by Money Market, and by other funds in the Franklin Templeton Group of Funds.




                                                                              NUMBER
                                                                            OF BOARDS
                            TOTAL FEES  TOTAL FEES      TOTAL FEES       IN THE FRANKLIN
                             RECEIVED    RECEIVED    RECEIVED FROM THE   TEMPLETON GROUP
                             FROM THE  FROM MONEY   FRANKLIN TEMPLETON  OF FUNDS ON WHICH
NAME                          FUND**     MARKET**    GROUP OF FUNDS***   EACH SERVES****


Frank H. Abbott, III         $13,374      $1,100       $165,937               27
Harris J. Ashton              12,856       1,050        344,642               49
Robert Carlson                 6,415         450         17,680                9
S. Joseph Fortunato           12,785       1,050        361,562               51
David W. Garbellano*           2,240         200         91,317              N/A
Frank W.T. LaHaye             13,374       1,100        141,433               27
Gordon S. Macklin             12,856       1,050        337,292               49



*Deceased, September 27, 1997.
**For the eleven month period ended June 1, 1998, fees at the rate of $560 per month plus $560 per meeting attended were in effect for the fund, and fees at the rate of $50 per month plus $50 per meeting attended were in effect for Money Market. For the period June 1, 1998 to June 30, 1998, fees at the rate of $800 per month plus $575 per meeting attended were in effect for the fund, and no fees were paid for Money Market.
***For the calendar year ended December 31, 1997.
****We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of Money Market are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 170 U.S. based funds or series.

Nonaffiliated members of the Board and trustees of Money Market are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member or trustee of Money Market received any other compensation, including pension or retirement benefits, directly or indirectly from the fund, Money Market or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of Money Market who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 4, 1998, the officers and Board members, as a group, owned of record and beneficially approximately 1,921,906 shares, or less than 1% of the fund's total outstanding shares. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT MANAGER AND ADMINISTRATOR AND SERVICES PROVIDED. Advisers is the investment manager of the Portfolio and is also the administrator of the fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Portfolio to buy, hold or sell and the selection of brokers through whom the Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of Money Market to whom Advisers renders periodic reports of the Portfolio's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the fund and the Portfolio.


Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Portfolio. Similarly, with respect to the Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Portfolio or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT AND ADMINISTRATION FEES. Under its management agreement, the Portfolio pays Advisers a management fee equal to an annual rate of 0.15 of 1% of the value of the Portfolio's average daily net assets. The fee is computed at the close of business on the last business day of each month.


Advisers provides various administrative, statistical, and other services to the fund. Under its administration agreement, the fund pays Advisers an administration fee equal to an annual rate of 91/200 of 1% for the first $100 million of its average daily net assets; 33/100 of 1% of its average daily net assets over $100 million up to and including $250 million; and 7/25 of 1% of its average daily net assets in excess of $250 million. The fee is computed at the close of business on the last business day of each month.

For the fiscal years ended June 30, 1998, 1997 and 1996, management fees of the Portfolio, before any advance waiver, totaled $2,963,304, $2,547,891, and $2,162,519, respectively. Under an agreement by Advisers to limit its fees, the Portfolio paid management fees totaling $2,830,858, $2,429,509, and $2,034,014 and the fund paid administration fees totaling $4,789,789, $3,977,302, and $3,351,257 for the same periods.

MANAGEMENT AGREEMENT. The management agreement for the Portfolio is in effect until February 28, 1999. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of Money Market who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of Money Market), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities on 30 days' written notice to Advisers, or by Advisers on 60 days' written notice to the Portfolio, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Investor Services, in its capacity as the transfer agent for the Portfolio, effectively acts as the fund's custodian and holds the fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the fund's cash, pending investment in shares of the Portfolio. Bank of New York also acts as custodian of the securities and other assets of the Portfolio. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITOR. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, is the fund's independent auditor. During the fiscal year ended June 30, 1998, the auditor's services consisted of rendering an opinion on the financial statements of the fund included in the fund's Annual Report to Shareholders for the fiscal year ended June 30, 1998.

HOW DOES THE PORTFOLIO BUY
SECURITIES FOR ITS PORTFOLIO?

The fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Portfolio.


Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Portfolio's transactions.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.


Depending on Advisers' view of market conditions, the Portfolio may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Portfolio may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


During the fiscal years ended June 30, 1998, 1997 and 1996, the Portfolio paid no brokerage commissions.

As of June 30, 1998, the Portfolio owned securities issued by Morgan Stanley Dean Witter & Co. valued in the aggregate at $80 million, J.P. Morgan & Co. valued in the aggregate at $49 million, and Swiss Bank Corp., valued in the aggregate at $25 million. Morgan Stanley Dean Witter & Co, J.P. Morgan & Co. and Swiss Bank Corp. are regular broker-dealers of the Portfolio. Except as noted, neither the fund nor the Portfolio owned securities issued by its regular broker-dealers as of the end of the fiscal year.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


The fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Banks and financial institutions that sell shares of the fund may be required by state law to register as Securities Dealers.

All purchases of fund shares will be credited to you, in full and fractional shares of the fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the fund's transfer agent. No share certificates will be issued for fractional shares at any time. No certificates will be issued to you if you have elected to redeem shares by check or by preauthorized bank or brokerage firm account methods. The offering of shares of the fund may be suspended at any time and resumed at any time thereafter.


ADDITIONAL INFORMATION ON EXCHANGING SHARES


If a substantial number of shareholders should, within a short period, sell their shares of the fund under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES

SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND. The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash.


GENERAL INFORMATION


If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as processing a large number of checks each month. Fees for special services will not increase the expenses borne by the fund.

Special procedures have been designed for banks and other institutions wishing to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is filed by listing them, or instructions may be provided to the fund at a later date. These sub-accounts may be established by the institution with registration either by name or number. The investment minimums applicable to the fund are applicable to each sub-account. The fund will provide each institution with a written confirmation for each transaction in a sub-account and arrangements may be made at no additional charge for the transmittal of duplicate confirmations to the beneficial owner of the sub-account.

The fund will provide to each institution, on a quarterly basis or more frequently if requested, a statement setting forth each sub-account's share balance, income earned for the period, income earned for the year to date, and total current market value.

HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share as of 3:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The valuation of the Portfolio's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.


The Portfolio's use of amortized cost, which helps the Portfolio maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must adhere to certain conditions. The Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Portfolio must also invest only in those U.S. dollar-denominated securities that the Board of Trustees of Money Market determines present minimal credit risks and that are rated in one of the two highest short-term rating categories by nationally recognized rating services, or if unrated, are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.


The Board of Trustees of Money Market has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the Board of Trustees of Money Market, at such intervals as it may deem appropriate, to determine if the Portfolio's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees of Money Market. If a deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. If the Board of Trustees of Money Market determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


DISTRIBUTIONS OF NET INVESTMENT INCOME. The fund declares dividends for each day that the fund's Net Asset Value is calculated. These dividends will equal all of the fund's daily net income payable to shareholders of record as of the close of business the preceding day. The fund's daily net income includes its pro rata share of the Portfolio's income plus or minus any gain or loss on the sale of Portfolio shares and changes in unrealized appreciation or depreciation in Portfolio shares (to the extent required to maintain a constant Net Asset Value per share), less the estimated expenses of the fund. The Portfiolio's income consists of accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of securities held by the Portfolio and changes in unrealized appreciation or depreciation in securities held by the Portfolio, less the estimated expenses of the Portfolio.

The fund earns income and gains on its investment in the Portfolios. The Portfolios, in turn, earn income generally in the form of interest, original issue, market and acquisition discount, and other income derived from their investments. This income, together with the excess of any net short-term capital gain over net long-term capital loss realized by the Portfolios, less expenses incurred in the operation of the Portfolios, is paid to the fund as ordinary dividend income. The ordinary dividend income received from the Portfolios, less expenses incurred in the operation of the fund, constitute the fund's net investment income from which dividends may be paid to you.
Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The fund may receive capital gain distributions from the Portfolios, consisting of the excess of any net long-term capital gain over net short-term capital loss realized by a Portfolio on the sale or disposition of its underlying portfolio securities. The fund may also derive capital gains and losses in connection with the sale of Portfolio shares. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions derived from the excess of net long-term capital gain over net short-term capital loss, including capital gain distributions received from a Portfolio, will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net short-term or long-term capital gains realized by the fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains, however.

CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. The fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

MAINTENANCE OF $1.00 NET ASSET VALUE. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the fund to distribute income or make distribution adjustments in order to maintain a $1.00 Net Asset Value. These procedures may result in under- or over-distributions of net investment income.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year.

TAXES

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends so to qualify during the current fiscal year. The Board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to its shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's available earnings and profits.

In order to qualify as a regulated investment company for tax purposes, the fund must meet certain specific requirements, including:

o The fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the fund's total assets, and, with respect to 50% of the fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the fund's total assets or 10% of the outstanding voting securities of the issuer;

o The fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

o The fund must distribute to its shareholders at least 90% of its investment company taxable income (i.e., net investment income plus net short-term capital gains) and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires the fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The fund intends to declare and pay sufficient dividends in December (or in January of the following year that are treated by you as received in December of the prior year) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange.
Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you purchase other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase. Because the fund seeks to maintain a constant $1.00 per share Net Asset Value, you should not expect to realize a gain or loss upon redemption of your fund shares, however.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. It is anticipated, however, that no portion of the fund's distributions will qualify for exemption from state and local income tax as dividends paid from interest earned on direct obligations of the U.S. Government. At the end of each calendar year, the fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Because the fund's income is derived primarily from interest rather than dividends, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by the fund for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.


THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

For the fiscal years ended June 30, 1998, 1997 and 1996, Distributors received $0, $0 and $23,898, respectively, in connection with redemptions or repurchases of shares of the fund.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The fund's current yield for the seven day period ended June 30, 1998, was 4.98%.

EFFECTIVE YIELD. The fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The fund's effective yield for the seven day period ended June 30, 1998, was 5.11%.


This figure was obtained using the following SEC formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     ]-1

OTHER PERFORMANCE QUOTATIONS


The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) IBC Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free and government money funds.

b) Bank Rate Monitor - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.


c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


d) Salomon Brothers Bond Market Roundup - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.


e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills, and inflation.

g) Financial publications: THE WALL STREET JOURNAL, AND BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, AND MONEY MAGAZINES - provide performance statistics over specified time periods.

h) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect
Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


Advertisements or information may also compare the fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION


The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 50 years and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $236 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 119 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

From time to time, the number of fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the fund, no other person holds beneficially or of record more than 5% of the fund's outstanding shares.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.


SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and
(iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the fund, for the fiscal year ended June 30, 1998, including the auditor's report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended


ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the fund's administrator

BOARD - The Board of Directors of the fund


CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


PROSPECTUS - The prospectus for the fund dated November 1, 1998, which we may amend from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.


APPENDICES

SUMMARY OF PROCEDURES TO
MONITOR CONFLICTS OF INTEREST


The Board of Trustees of Money Market, on behalf of its series ("master funds"), and the Board of the fund ("feeder fund"), (both of which, except in the case of one trustee, are composed of the same individuals) recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.

In recognition of the potential for conflicts of interest to develop, the Board of Trustees of Money Market and the Board of the fund have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise before the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.

If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its investment goals and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.


DESCRIPTION OF RATINGS

MUNICIPAL NOTE RATINGS



MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY'S


Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.


A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                               FRANKLIN MONEY FUND
                                File Nos. 2-55029
                                    811-2605

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 24    FINANCIAL STATEMENTS AND EXHIBITS

a)   Financial   Statements  are   incorporated   herein  by  reference  to  the
     Registrant's Annual Report to Shareholders dated June 30, 1998 as filed with the SEC electronically on Form Type N-30D on August 20, 1998

      1.   Franklin Money Fund

           (i)  Financial Highlights

           (ii) Statement of Investments - June 30, 1998

           (iii)Statements of Assets and Liabilities - June 30, 1998

           (iv) Statement of Operations - for the year ended June 30, 1998

           (v) Statements of Changes in Net Assets - for the years ended June 30, 1998 and 1997

           (vi) Notes to Financial Statements

           (vii)Independent Auditor's Report

      2.   The Money Market Portfolios

           (i)  Financial Highlights

           (ii) Statement of Investments - June 30, 1998

           (iii)Statements of Assets and Liabilities - June 30, 1998

           (iv) Statement of Operations - for the year ended June 30, 1998

           (v) Statements of Changes in Net Assets - for the years ended June 30, 1998 and 1997

           (vi) Notes to Financial Statements

           (vii)Independent Auditor's Report

(b)  Exhibits:

      The following exhibits are incorporated by reference herein, except exhibits 8(iv), 10(i), 11(i), 17(i), 17(ii), 17(iii), 17(iv) and 27(i),
      which are attached:

(1)  copies of the charter as now in effect;

      (i)   Articles of Incorporation dated November 4, 1975
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 2-55029
            Filing Date: August 31, 1995

      (ii) Certificate of Amendment to Articles of Incorporation dated February 12, 1980 Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 2-55029
            Filing Date: August 31, 1995

(2) copies of the existing By-Laws or instruments corresponding thereto;

      (i)   By-Laws
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 2-55029
            Filing Date: August 31, 1995

      (ii)  Amendment to By-Laws dated November 17, 1987
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 2-55029
            Filing Date: August 31, 1995

      (iii) Amendment to By-Laws dated October 27, 1994
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 2-55029
            Filing Date: August 31, 1995

(3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

      Not Applicable

(4) copies of all instruments defining the rights of the holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

      Not Applicable

(5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (i) Administration Agreement between the Registrant and Franklin Advisers, Inc., dated August 1, 1994
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 2-55029
            Filing Date: August 31, 1995

(6)   copies  of  each   underwriting  or  distribution   contract  between  the
      Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

      (i) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc., dated April 23, 1995
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 2-55029
            Filing Date: August 31, 1995

      (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers
            Registrant: Franklin Tax-Free Trust
            Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: March 14, 1996

(7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a form formal document, furnish a reasonably detailed description thereof;

      Not Applicable

(8) copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

      (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
            File No. 2-55029
            Filing Date: October 29, 1996

      (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
            File No. 2-55029
            Filing Date: October 29, 1996

      (iii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
            Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
            File No. 2-55029
            Filing Date: October 28, 1997

      (iv) Amendment dated February 27, 1998 to Exhibit A in the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

(9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

      Not Applicable

(10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

      (i)   Opinion and consent of counsel dated August 17, 1998

(11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

      (i) Consent of Independent Auditors for Franklin Money Fund and The Money Market Portfolios

(12) all financial statements omitted from Item 23;

      Not Applicable

(13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

      Not Applicable

(14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

      Not Applicable

(15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

      Not Applicable

(16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

      Not Applicable

(17) Power of Attorney

      (i)   Power of Attorney for Franklin Money Fund dated May 19, 1998

      (ii)  Power of Attorney for The Money Market Portfolios dated June 16,
            1998

      (iii) Certificate of Secretary for Franklin Money Fund dated May 19, 1998

      (iv) Certificate of Secretary for The Money Market Portfolios dated June 16, 1998

(18) Copies of any Plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act.

      Not Applicable

(27) Financial Data Schedule Computation

      (i)   Financial Data Schedule for Franklin Money Fund

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

Not Applicable

ITEM 27  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, Administration, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided by such By-Laws.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's administrator and the Master Fund's investment adviser, Franklin Advisers, Inc., ("Advisers") also serve as officers and/or directors for (1) Advisers corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29  PRINCIPAL UNDERWRITERS

a)  Franklin/Templeton   Distributors,   Inc.,  ("Distributors")  also  acts  as
principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

   b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.
8-5889).

   c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
 (a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Boulevard, San Mateo, CA 94404-1585.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

Not Applicable


                                    SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 21st day of August, 1998.

                                                    FRANKLIN MONEY FUND
                                                    (Registrant)

                                                     By: RUPERT H. JOHNSON, JR.*
                                                         Rupert H. Johnson, Jr.
                                                         President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RUPERT H. JOHNSON, JR.*                 Principal Executive Officer and
Rupert H. Johnson, Jr.                  Director
                                        Dated: August 21, 1998

MARTIN L. FLANAGAN*                     Principal Financial Officer
Martin L. Flanagan                      Dated: August 21, 1998

DIOMEDES LOO-TAM*                       Principal Accounting Officer
Diomedes Loo-Tam                        Dated: August 21, 1998

FRANK H. ABBOTT, III*                   Director
Frank H. Abbott, III                    Dated: August 21, 1998

HARRIS J. ASHTON*                       Director
Harris J. Ashton                        Dated: August 21, 1998

ROBERT F. CARLSON*                      Director
Robert F. Carlson                       Dated: August 21, 1998

S. JOSEPH FORTUNATO*                    Director
S. Joseph Fortunato                     Dated: August 21, 1998

CHARLES B. JOHNSON*                     Director
Charles B. Johnson                      Dated: August 21, 1998

FRANK W.T. LAHAYE*                      Director
Frank W.T. LaHaye                       Dated: August 21, 1998

GORDON S. MACKLIN*                      Director
Gordon S. Macklin                       Dated: August 21, 1998

*By /s/ Larry L. Greene - Attorney-in-Fact
    (Pursuant to Powers of Attorney filed herewith)



                                    SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Franklin Money Fund and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 21st day of August, 1998.

                                             THE MONEY MARKET PORTFOLIOS

                                             By:  CHARLES E. JOHNSON*
                                                  Charles E. Johnson
                                                  President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                   Principal Executive Officer
Charles E. Johnson                    and Trustee
                                      Dated: August 21, 1998

MARTIN L. FLANAGAN*                   Principal Financial Officer
Martin L. Flanagan                    Dated: August 21, 1998

DIOMEDES LOO-TAM*                     Principal Accounting Officer
Diomedes Loo-Tam                      Dated: August 21, 1998

FRANK H. ABBOTT, III*                 Trustee
Frank H. Abbott, III                  Dated: August 21, 1998

HARRIS J. ASHTON*                     Trustee
Harris J. Ashton                      Dated: August 21, 1998

ROBERT F. CARLSON                     Trustee
Robert F. Carlson                     Dated: August 21, 1998

S. JOSEPH FORTUNATO*                  Trustee
S. Joseph Fortunato                   Dated: August 21, 1998

CHARLES B. JOHNSON*                   Trustee
Charles B. Johnson                    Dated: August 21, 1998

RUPERT H. JOHNSON, JR.*               Trustee
Rupert H. Johnson, Jr.                Dated: August 21, 1998

FRANK W. T. LAHAYE*                   Trustee
Frank W. T. LaHaye                    Dated: August 21, 1998

GORDON S. MACKLIN*                    Trustee
Gordon S. Macklin                     Dated: August 21, 1998

 *By /s/ Larry L. Greene - Attorney-in-Fact
     (Pursuant to Powers of Attorney filed herewith)

                               FRANKLIN MONEY FUND
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.        DESCRIPTION                                        LOCATION

EX-99.B1(i)        Articles of Incorporation dated November 4,          *
                   1975

EX-99.B1(ii)       Certificate of Amendment to Articles of              *
                   Incorporation

EX-99.B2(i)        By-Laws                                              *

EX-99.B2(ii)       Amendment to By-Laws dated November 17, 1987         *

EX-99.B2(iii)      Amendment to By-Laws dated October 27, 1994          *

EX-99.B5(i)        Administration Agreement between the                 *
                   Registrant and Franklin Advisers, Inc., dated
                   August 1, 1994

EX-99.B6(i)        Amended and Restated Distribution Agreement          *
                   between the Registrant and Franklin/Templeton
                   Distributors, Inc., dated April 23, 1995

EX-99.B6(ii)       Forms of Dealer Agreements between                   *
                   Franklin/Templeton Distributors, Inc., and
                   Securities Dealers

EX-99.B8(i)        Master Custody Agreement between the                 *
                   Registrant and Bank of New York dated February
                   16, 1996

EX-99.B8(ii)       Terminal Link Agreement between the Registrant       *
                   and Bank of New York dated February 16, 1996

EX-99.B8(iii)      Amendment dated May 7, 1997 to the Master            *
                   Custody Agreement dated February 16, 1996 between
                   Registrant and Bank of New York

EX-99.B8(iv)       Amendment dated February 27, 1998 to Exhibit A     Attached
                   in the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.B10(i)       Opinion and consent of counsel dated August        Attached
                   17, 1998

EX-99.B11(i)       Consent of Independent Auditors for Franklin       Attached
                   Money Fund and The Money Market Portfolios

EX-99.B17(i)       Power of Attorney for Franklin Money Fund          Attached
                   dated May 19, 1998

EX-99.B17(ii)      Power of Attorney for The Money Market             Attached
                   Portfolios dated June 16, 1998

EX-99.B17(iii)     Certificate of Secretary for Franklin Money        Attached
                   Fund dated May 19, 1998

EX-99.B17(iv)      Certificate of Secretary for The Money Market      Attached
                   Portfolios dated June 16, 1998

EX-27.B(i)         Financial Data Schedule for Franklin Money Fund    Attached

*Incorporated by reference